Retirement Plans - Defined Benefit Plans - Pension Plan's Asset Allocation (Detail) (Employees at the Androscoggin, Bucksport, and Sartell mills)	12 Months Ended							12 Months Ended							12 Months Ended
	Dec. 31, 2013 Other securities	Dec. 31, 2013 Money market funds	Dec. 31, 2012 Money market funds	Dec. 31, 2013 Fixed income funds	Dec. 31, 2012 Fixed income funds	Dec. 31, 2013 Other funds	Dec. 31, 2012 Other funds	Dec. 31, 2013 Equity securities	Dec. 31, 2013 Domestic equity funds - large cap	Dec. 31, 2012 Domestic equity funds - large cap	Dec. 31, 2013 Domestic equity funds - small cap	Dec. 31, 2012 Domestic equity funds - small cap	Dec. 31, 2013 International equity funds	Dec. 31, 2012 International equity funds	Dec. 31, 2012 Minimum Other securities	Dec. 31, 2012 Minimum Equity securities	Dec. 31, 2012 Maximum Other securities	Dec. 31, 2012 Maximum Equity securities
Defined Benefit Plan Disclosure [Line Items]
Targeted Allocation	60.00%							40.00%							70.00%	20.00%	80.00%	30.00%
Allocation		0.00%	1.00%	48.00%	66.00%	10.00%	1.00%		24.00%	22.00%	12.00%	5.00%	6.00%	5.00%